Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017

Cost:

Computers and software	$1,302	$1,173
Office furniture and equipment	733	721
Leasehold improvements	1,064	519
Motor Vehicles	302	299

	$3,401	$2,712

Accumulated Depreciation:

Computers and software	$1,099	$989
Office furniture and equipment	580	536
Leasehold improvements	371	307
Motor Vehicles	243	229

	$2,293	$2,061

Property and equipment, net	$1,108	$651

Depreciation expenses amounted to $232, $188 and $ 184 for the years ended on December 31, 2018, 2017 and 2016, respectively.